Related Parties (Details)	12 Months Ended
	Dec. 31, 2012 Tzivtit Insurance [Member] USD ($)	Dec. 31, 2012 Tzivtit Insurance [Member] ILS	Dec. 31, 2011 Tzivtit Insurance [Member] USD ($)	Dec. 31, 2010 Tzivtit Insurance [Member] USD ($)	Dec. 31, 2012 A. Sheratzky Holdings [Member] USD ($)	Dec. 31, 2011 A. Sheratzky Holdings [Member] USD ($)	Dec. 31, 2010 A. Sheratzky Holdings [Member] USD ($)	Dec. 31, 2012 Basic Insurance Policies [Member] Tzivtit Insurance [Member] USD ($)	Dec. 31, 2011 Basic Insurance Policies [Member] Tzivtit Insurance [Member] USD ($)	Dec. 31, 2012 Directors And Officers Insurance Policies [Member] Tzivtit Insurance [Member] USD ($)	Dec. 31, 2011 Directors And Officers Insurance Policies [Member] Tzivtit Insurance [Member] USD ($)	Dec. 31, 2012 Izzy Sheratzky [Member] A. Sheratzky Holdings [Member] USD ($)	Dec. 31, 2012 Izzy Sheratzky [Member] A. Sheratzky Holdings [Member] ILS	Dec. 31, 2012 Eyal Sheratzky [Member] A. Sheratzky Holdings [Member] USD ($)	Dec. 31, 2012 Eyal Sheratzky [Member] A. Sheratzky Holdings [Member] ILS	Dec. 31, 2012 Nir Sheratzky [Member] A. Sheratzky Holdings [Member] USD ($)	Dec. 31, 2012 Nir Sheratzky [Member] A. Sheratzky Holdings [Member] ILS	Dec. 31, 2012 Eyal Sheratzky And Nir Sheratzky[Member] A. Sheratzky Holdings [Member]	Dec. 31, 2012 Yehuda Kahane [Member] USD ($)	Dec. 31, 2011 Yehuda Kahane [Member] USD ($)	Dec. 31, 2010 Yehuda Kahane [Member] USD ($)	Dec. 31, 2012 Gil Sheratzky [Member] USD ($)	Dec. 31, 2012 Gil Sheratzky [Member] ILS	Dec. 31, 2011 Gil Sheratzky [Member] USD ($)	Dec. 31, 2010 Gil Sheratzky [Member] USD ($)	Dec. 31, 2012 Gil Sheratzky [Member] E-Com Global Electronic Commerce Lt. [Member]	Dec. 31, 2011 Maximum [Member] Gil Sheratzky [Member]
Related Party Transaction [Line Items]
Payments for insurance policies								$ 280,000	$ 280,000	$ 189,000	$ 198,000
Related party commision from insurance company	72,000	278,000	50,000	65,000
Monthly cost												25,000	98,000	13,100	48,892	13,200	49,307			4,300		6,700	25,000
Percentage of increase in profit avaliable based on agreement																										2.00%
Percentage of pretax income avaliable based on agreement												5.00%	5.00%					1.00%									1.00%
Term of agreement												2 years	2 years
Term of automatic extension												2 years	2 years
Notice required to terminate agreement												180 days	180 days
Thresehold term agreement for Israeli law												3 years	3 years					3 years	3 years			3 years	3 years
Aggregate expenses					$ 2,691,000	$ 2,618,000	$ 2,284,000												$ 56,000	$ 59,000	$ 55,000	$ 203,000		$ 196,000	$ 175,000